Stock-Based Compensation (Tables)	12 Months Ended
Apr. 29, 2017
Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Balance, May 3, 2014	1,039	$20.14		4.53 years	$725
Granted	—	0.00
Exercised	(83)	15.47
Forfeited	(501)	24.12

Balance, May 2, 2015	455	$16.62		6.27 years	$3,114
Granted	—	0.00	(a)
Exercised	(111)	11.71	(a)
Forfeited	(239)	10.89	(a)
Adjustment due to the Spin-Off of B&N Education	219

Balance, April 30, 2016	324	$11.29		5.09 years	$516
Granted	—	0.00
Exercised	(31)	9.91
Forfeited	(38)	21.14

Balance, April 29, 2017	255	$9.99		4.62 years	$11

Vested and expected to vest in the future at April 29, 2017	255	$9.99		4.62 years	$11
Exercisable at April 29, 2017	255	$9.99		4.62 years	$11
Available for grant at April 29, 2017	7,261

(a)	Weighted average exercise price is calculated using exercise price prior to the Spin-Off and after the Spin-Off.

Summary of Performance Based Stock Unit Activity

The following table presents a summary of the Company’s performance-based stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 3, 2014	—	$0.00
Granted	—	0.00
Vested	—	0.00
Forfeited	—	0.00

Balance, May 2, 2015	—	$0.00
Granted	110	28.08	(a)
Vested	—	0.00	(a)
Forfeited	(17)	18.46	(a)
Adjustment due to the Spin- Off of B&N Education	58

Balance, April 30, 2016	151	$18.41
Granted	507	12.48
Vested	—	0.00
Forfeited	(238)	13.55

Balance, April 29, 2017	420	$14.00

(a)	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.

Restricted Stock
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 3, 2014	99	$14.09
Granted	43	22.24
Vested	(96)	14.10
Forfeited	(3)	13.46

Balance, May 2, 2015	43	$22.24
Granted	64	13.04
Vested	(43)	22.24
Forfeited	—	0.00

Balance, April 30, 2016	64	$13.04
Granted	77	10.95
Vested	(64)	13.04
Forfeited	—	0.00

Balance, April 29, 2017	77	$10.95

Restricted Stock Units (RSUs)
Summary of Other Than Option Award Activity

The following table presents a summary of the Company’s restricted stock unit activity:

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Balance, May 3, 2014	3,127	$15.15
Granted	291	19.40
Vested	(1,054)	15.19
Forfeited	(309)	15.94

Balance, May 2, 2015	2,055	$15.62
Granted	692	18.82	(a)
Vested	(1,312)	10.68	(a)
Forfeited	(1,054)	10.74	(a)
Adjustment due to the Spin-Off of B&N Education	1,057

Balance, April 30, 2016	1,438	$13.76
Granted	547	12.42
Vested	(609)	11.75
Forfeited	(826)	14.22

Balance, April 29, 2017	550	$13.96

(a)	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.